Document and Entity Information	9 Months Ended
May. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	May 31, 2015
Entity Registrant Name	Ceres, Inc.
Entity Central Index Key	0000767884
Entity Filer Category	Smaller Reporting Company